Risk and Capital Management	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Risk and Capital Management

Note 32 – Risk and Capital Management

a)	Corporate Governance

ITAÚ UNIBANCO HOLDING invests in sound processes for risk and capital management that permeates the whole institution and are the basis of all strategic decisions to ensure business sustainability.

These processes are aligned with the guidelines of the Board of Directors and Executives that, through corporate bodies, define the global objectives that are measured as goals and limits to the risk management units. Control and capital management units, in turn, support the ITAÚ UNIBANCO HOLDING management by monitoring and analyzing risk and capital.

The Board of Directors is the main body responsible for establishing guidelines, policies, and approval levels for risk and capital management. The Capital and Risk Management Committee (CGRC), in turn, is responsible for supporting the Board of Directors in the performance of its assignments related to capital and risk management. In the executive level, collegiate bodies, presided over by the Chief Executive Officer (CEO) of ITAÚ UNIBANCO HOLDING, are responsible for capital and risk management and which decisions are monitored in the scope of CGRC.

Additionally, the institution has panels collegiate bodies, which exercise the responsibilities delegated in capital and risk management, presided over by the Executive Vice-President of the Risk and Finance Department (ARF). To support this structure, ARF has specialized executive boards to ensure, on an independent and centralized basis, that the institution’s risks and capital are managed in compliance with policies and procedures established.

b)	Risk Management

Risk Appetite

The risk appetite of ITAÚ UNIBANCO HOLDING is based on the Board of Director’s statement:

“We are a universal bank, operating mainly in Latin America. Supported by our risk culture, we act with strict ethical standard and regulatory compliance, in search for high and increasing results, with low volatility, through long-lasting relationship with the client, correct risk pricing, pulverized funding and proper use of capital.”

Based on this statement, five dimensions have been established, each dimension is made up of a set of metrics associated with the main risks involved, combining supplementary measurement methods, in search for a comprehensive vision of our exposures.

The Board of Directors is responsible for approving guidelines and limits for risk appetite, exercising its activities with the support of CGRC and CRO - Chief Risk Officer.

The limits for risk appetite are frequently monitored and reported to risk committees and to the Board of Directors, which will guide the preventive measures to be taken to ensure that exposures are aligned with the strategies of ITAÚ UNIBANCO HOLDING.

The five dimensions of risk appetite are:

•

Capitalization: establishes that ITAÚ UNIBANCO HOLDING must have capital sufficient to face any serious recession period or a stress event without the need to adjust its capital structure under unfavorable circumstances. It is monitored through the follow-up of ITAÚ UNIBANCO HOLDING’s capital ratios, both in normal and stress scenarios, and of the ratings of the institution’s debt issues.

•	Liquidity: establishes that the liquidity of ITAÚ UNIBANCO HOLDING must withstand long stress periods. It is monitored through the follow-up of liquidity ratios.

•

Composition of results: defines that business will be focused primarily in Latin America, where ITAÚ UNIBANCO HOLDING has a diversified base of clients and products, with low appetite for volatility of results and high risks. This dimension comprises aspects related to business and profitability, and market and credit risks. By adopting exposure concentration limits, such as industry sectors, counterparty quality, countries and geographical regions and risk factors, these monitored metrics seek to ensure the proper composition of portfolios, aimed at the low volatility of results and business sustainability.

•

Operational risk: focuses on the control of operational risk events that may adversely impact the operation and business strategy, and is carried out by monitoring the main operational risk events and incurred losses.

•

Reputation: addresses risks that may impact the institution’s brand value and reputation with clients, employees, regulatory bodies, investors and the general public. The risk monitoring in this dimension is carried out by the follow-up of client satisfaction and dissatisfaction and media exposure, in addition to monitoring the institution’s conduct.

Substantiation for risk appetite, risk management and guidelines for activities of employees of ITAÚ UNIBANCO HOLDING the day-to-day for decision-making purposes are as follows:

Sustainability and client satisfaction: ITAÚ UNIBANCO HOLDING vision is to be the leading bank in sustainable performance and client satisfaction and, therefore, it is committed to creating shared value to employees, clients, stockholders, and society, ensuring the continuity of business. ITAÚ UNIBANCO HOLDING is committed to do business that is good both for the client and the institution itself;

•

Risk Culture: ITAÚ UNIBANCO HOLDING’s risk culture goes beyond policies, procedures or processes, as it strengthens the individual and collective responsibility of all employees so they do the right thing at the right moment and on the proper way, by respecting the ethical way of doing business;

•

Risk pricing: ITAÚ UNIBANCO HOLDING’s acts and assumes risks in business it knows and understands, avoiding risks that are unknown to the institution or that do not have a competitive edge, therefore carefully assessing the risk-return ratio;

•

Diversification: ITAÚ UNIBANCO HOLDING has low appetite to volatility in results and, therefore, it operates with a diversified base of clients, products and business, seeking to diversify risks and giving priority to lower risk business.

•	Operational excellence: It is the wish of ITAÚ UNIBANCO HOLDING to be an agile bank, with a robust and stable infrastructure to offer top services;

•

Ethics and respect for regulation: for ITAÚ UNIBANCO HOLDING, ethics is non-negotiable, and, therefore, the institute promotes an institutional environment that has integrity, guiding employees to cultivate ethics in relationships and business, and the respect for rules, as it cultivates the care for the institution’s reputation;

ITAÚ UNIBANCO HOLDING adopts several initiatives to disseminate risk culture, based on four principles: conscious risk-taking, discussion of the risks the institution faces, the corresponding action taken, and the responsibility of everyone to manage risks.

These principles lay down the basis for ITAÚ UNIBANCO HOLDING guidelines by helping employees to consciously understand, identify, measure, manage and mitigate risks.

1.	Credit risk

Possibility of losses arising from the breach by the borrower, issuer or counterparty of the respective agreed-upon financial obligations, the devaluation of loan agreement due to downgrading of the borrower’s, the issuer’s, the counterparty’s risk rating, the reduction in gains or compensation, the advantages given upon posterior renegotiation and the recovery costs.

There is a credit risk control and management structure, centralized and independent from the business units, that provides for operational limits and risk mitigating mechanisms, in addition to establishing processes and tools to measure, monitor and control the credit risk inherent in all products, portfolio concentrations and impacts of potential changes in the economic environment.

The credit policy of ITAÚ UNIBANCO HOLDING is based on internal criteria such as: classification of clients, performance and portfolio evolution, default levels, return rate and economic capital allocated, among other external factors, such as interest rates, market default indicators, inflation, consumption variation, among others.

For individual, small and middle-market companies, credit rating is attributed based on application statistical models (in the early phases of relationship with the client) and behavior score (used for clients with which ITAÚ UNIBANCO HOLDING already has a relationship).

For large companies, the rating is based on information such as economic and financial condition of the counterparty, their cash-generating capability, the economic group to which they belong, and the current and prospective situation of the economic sector in which they operate. The credit proposals are analyzed on a case by case basis, through an approval-level mechanism.

In compliance with CMN Resolution 4,557, of February 23, 2017, the document “Public Access Report – Credit Risk“, which includes the guidelines established by the institutional credit risk control policy can be viewed at www.itau.com.br/investor-relations, under Corporate Governance, Regulations and Policies.

ITAÚ UNIBANCO HOLDING strictly controls the credit exposure of clients and counterparties, taking action to address situations in which the actual exposure exceeds the desired one. For this purpose, contractually provided actions can be taken, such as early settlement or requirement of additional collateral.

1.1	Collateral and policies for mitigating credit risk

ITAÚ UNIBANCO HOLDING uses guarantees to increase its capacity for recovery in operations exposed to credit risk. The guarantees may be personal, secured, legal structures with mitigating power and offset agreements.

For collateral to be considered instruments that mitigate credit risk, they must comply with the requirements and standards that regulate them, be them internal or external ones, be legally valid (effective), enforceable, and assessed on a regular basis.

ITAÚ UNIBANCO HOLDING also uses credit derivatives, to mitigate credit risk of its portfolios of loans and securities. These instruments are priced based on models that use the fair value of market inputs, such as credit spreads, recovery rates, correlations and interest rates.

1.2	Policy on the provision and Economic scenarios

Both the credit risk and the finance areas are responsible for defining the methodologies used to measure the allowance for loan losses and for assessing changes in the provision amounts on a recurring basis.

These areas monitor the trends observed in expected credit loss by segment level, in addition to establishing an initial understanding of the variables that may trigger changes in the allowance for loan losses, the probability of default or the loss given default.

Once the trends have been identified and an initial assessment of the variables has been made at the corporate level, the business areas are responsible for further analyzing these observed trends at a detailed level and for each portfolio, in order to understand the underlying reasons for the trends observed and for deciding whether changes are required in the credit policies.

The provisions for expected losses are recognized considering the expected risk linked to contracts with similar characteristics and in anticipation of impairment signs, considering a loss horizon adequate to the remaining period of the contract termination. For contracts of products with no determined termination date, average results of impairment and default are used to determine the loss horizon.

Additionally, information on economic scenarios and public information with internally developed information are used to determine and affect the expected credit loss, adjusting loss levels to expected macroeconomic realities.

1.3	Classification of Stages of Credit Impairment

ITAÚ UNIBANCO HOLDING considers clients’ internal information, statistic models, days of default, and quantitative analysis in order to determine the credit status of portfolio agreements.

Rules for change of stage consider lower and higher internal ratings (quantitative criteria), in addition to a relative variation of ratings since the initial recognition. Information on days of delay, used on an absolute basis, is an important factor for the classification of stages, and after a certain credit status of the agreement is determined, the classification in one of the three stages of credit deterioration is established. Based on this classification, rules for measurement of expected credit loss determined for each stage are used, as described in Note 2.4e.

For Retail and middle business portfolios, ITAÚ UNIBANCO HOLDING classifies loan agreements which are over 30 days overdue in stage 2, except payroll loans for public bodies, which recognition is carried out after 45 overdue, due to the payment dynamics for product onlending.

For the Wholesale business portfolio, information on delay is considered in the rating assessment.

Default parameters are: 90 days with no payment record(*); debt restructuring; adjudication of bankruptcy; loss; and court-ordered reorganization.

(*)	For mortgage loan portfolio, 180 days without payment record are considered.

1.4 Maximum Exposure of Financial Assets to Credit Risk

	12/31/2018			12/31/2017
	Brazil	Abroad	Total	Brazil	Abroad	Total
Financial Assets	1,027,193	303,535	1,330,728	967,703	263,711	1,231,414
At Amortized Cost	756,993	237,766	994,759	702,672	203,057	905,729
Interbank deposits	6,239	20,181	26,420	6,367	22,681	29,048
Securities purchased under agreements to resell	279,353	783	280,136	243,917	790	244,707
Securities	90,234	20,161	110,395	101,365	10,059	111,424
Loan operations and lease operations (*)	345,501	190,590	536,091	327,501	170,218	497,719
Other financial assets	61,875	13,215	75,090	53,787	5,781	59,568
(-) Provision for Expected Loss	(26,209)	(7,164)	(33,373)	(30,265)	(6,472)	(36,737)
At Fair Value Through Other Comprehensive Income	9,089	40,234	49,323	14,722	37,427	52,149
Securities	9,089	40,234	49,323	14,722	37,427	52,149
At Fair Value Through Profit or Loss	261,111	25,535	286,646	250,309	23,227	273,536
Securities	252,819	10,361	263,180	238,200	12,493	250,693
Derivatives	8,292	15,174	23,466	12,109	10,734	22,843
Financial liabilities - provision for expected loss	3,355	437	3,792	4,513	409	4,922
Loan Commitments	2,289	312	2,601	2,681	334	3,015
Financial Guarantees	1,066	125	1,191	1,832	75	1,907
Off balance sheet	300,522	49,173	349,695	280,032	43,797	323,829
Financial Guarantees	53,443	12,662	66,105	60,062	10,427	70,489
Letters of credit to be released	10,747	0	10,747	9,214	—	9,214
Loan commitments	236,332	36,511	272,843	210,756	33,370	244,126
Mortgage loans	3,403	0	3,403	3,218	—	3,218
Overdraft accounts	110,454	0	110,454	93,284	—	93,284
Credit cards	120,862	2,961	123,823	109,196	2,679	111,875
Other pre-approved limits	1,613	33,550	35,163	5,058	30,691	35,749

Total	1,324,360	352,271	1,676,631	1,243,222	307,099	1,550,321

(*)	In the composition of balance there are operations designated at Fair Value Through Profit or Loss, in the amount of R$ 102 at 12/31/2017.

Amounts exposed to credit risk presented are based on gross book value and do not consider any collateral received or other added credit improvements.

The contractual amounts of financial collaterals and credit cards represent the maximum potential of credit risk in the event the counterparty does not meet the terms of the agreement. The vast majority of loan commitments (mortgage loans, overdraft accounts and other pre-approved limits) mature without being drawn, since they are renewed monthly and they may be cancelled unilaterally.

As a result, the total contractual amount does not represent our effective future exposure to credit risk or the liquidity needs arising from such commitments.

1.4.1.	By business sector

Loan Operations and Lease Operations

	12/31/2018%		12/31/2017%
Industry and commerce	115,225	21.5	107,201	21.5
Services	118,435	22.1	114,332	23.0
Other sectors	30,440	5.7	29,047	5.8
Individuals	271,991	50.7	247,139	49.7

Total	536,091	100.0	497,719	100.0

Other financial assets (*)

	12/31/2018%		12/31/2017%
Public sector	330,730	43.9	327,932	46.5
Services	92,562	12.3	84,191	11.9
Other sectors	23,072	3.1	19,804	2.8
Financial	306,556	40.7	273,747	38.8

Total	752,920	100.0	705,674	100.0

(*)

Includes Financial Assets at Fair Value through Profit and Loss, Financial Assets at Fair Value through Other Comprehensive Income and Financial Assets at Amortized Cost, except for loan and finance lease operations.

The exposure of Off Balance financial instruments (Financial Collaterals and Loan Commitments) are neither categorized nor managed by business sector.

1.4.2	By type and classification of credit risk

Operations and lease operations

	12/31/2018
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 stages
	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations (*)	Loan commitments	Financial Guarantees	Total
Individuals	177,488	174,666	1,014	353,168	17,029	6,784	—	23,813	18,047	687	—	18,734	212,564	182,137	1,014	395,715
Credit card	65,227	110,435	—	175,662	8,489	5,719	—	14,208	4,539	594	—	5,133	78,255	116,748	—	195,003
Personal loans	14,125	64,201	1,014	79,340	4,427	1,064	—	5,491	10,991	93	—	11,084	29,543	65,358	1,014	95,915
Payroll loans	44,156	—	—	44,156	1,024	—	—	1,024	1,698	—	—	1,698	46,878	—	—	46,878
Vehicles	14,353	—	—	14,353	1,022	—	—	1,022	545	—	—	545	15,920	—	—	15,920
Mortgage loans	39,627	30	—	39,657	2,067	1	—	2,068	274	—	—	274	41,968	31	—	41,999
Corporate	90,716	16,054	45,361	152,131	2,222	83	1,681	3,986	9,705	143	4,148	13,996	102,643	16,280	51,190	170,113
Small and medium businesses	57,099	40,105	2,472	99,676	5,875	1,834	69	7,778	5,838	185	94	6,117	68,812	42,124	2,635	113,571
Foreign loans - Latin America	134,323	29,090	10,842	174,255	11,768	2,969	395	15,132	5,981	243	29	6,253	152,072	32,302	11,266	195,640

Total	459,626	259,915	59,689	779,230	36,894	11,670	2,145	50,709	39,571	1,258	4,271	45,100	536,091	272,843	66,105	875,039

%	59.0%	33.3%	7.7%	100.0%	72.8%	23.0%	4.2%	100.0%	87.7%	2.8%	9.5%	100.0%	61.3%	31.1%	7.6%	100.0%

	12/31/2017
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 stages
	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations (*)	Loan commitments	Financial Guarantees	Total
Individuals	161,364	159,533	1,016	321,913	13,032	4,420	—	17,452	18,989	776	—	19,765	193,385	164,729	1,016	359,130
Credit card	57,073	102,180	—	159,253	6,027	3,353	—	9,380	4,313	697	—	5,010	67,413	106,230	—	173,643
Personal loans	12,290	57,339	1,016	70,645	3,108	1,065	—	4,173	11,897	79	—	11,976	27,295	58,483	1,016	86,794
Payroll loans	42,115	—	—	42,115	733	—	—	733	1,868	—	—	1,868	44,716	—	—	44,716
Vehicles	12,550	—	—	12,550	987	—	—	987	628	—	—	628	14,165	—	—	14,165
Mortgage loans	37,336	14	—	37,350	2,177	2	—	2,179	283	—	—	283	39,796	16	—	39,812
Corporate	91,442	14,100	50,811	156,353	3,833	278	1,299	5,410	12,372	390	5,538	18,300	107,647	14,768	57,648	180,063
Small and medium businesses	47,132	33,203	2,229	82,564	6,001	1,638	74	7,713	7,157	254	54	7,465	60,290	35,095	2,357	97,742
Foreign loans - Latin America	117,448	25,867	9,069	152,384	13,028	3,527	371	16,926	5,921	140	28	6,089	136,397	29,534	9,468	175,399

Total	417,386	232,703	63,125	713,214	35,894	9,863	1,744	47,501	44,439	1,560	5,620	51,619	497,719	244,126	70,489	812,334

%	58.5%	32.6%	8.9%	100.0%	75.5%	20.8%	3.7%	100.0%	86.1%	3.0%	10.9%	100.0%	61.2%	30.1%	8.7%	100.0%

(*)	In the composition of balance there are operations designated at Fair Value Through Profit or Loss, in the amount of R$ 102 at 12/31/2017.

	12/31/2018				12/31/2017
Internal Rating	Stage 1	Stage 2	Stage 3	Total loans	Stage 1	Stage 2	Stage 3	Total loans
Lower Risk	378,389	4,536	—	382,925	349,354	5,274	—	354,628
Satisfactory	72,921	19,723	—	92,644	60,707	17,798	—	78,505
Higher Risk	8,316	12,635	—	20,951	7,325	12,822	—	20,147
Credit-lmpaired	—	—	39,571	39,571	—	—	44,439	44,439

Total	459,626	36,894	39,571	536,091	417,386	35,894	44,439	497,719

%	85.7	6.9	7.4	100.0	83.9	7.2	8.9	100.0

Other financial assets

	12/31/2018
	Fair Value	Stage 1		Stage 2		Stage 3
		Cost	Fair Value	Cost	Fair Value	Cost	Fair Value
Investment funds	4,326	4,335	4,129	0	0	918	197
Government securities	327,720	325,734	327,546	232	174	0	0
Brazilian government	300,172	298,084	299,998	232	174	0	0
Other Public	0	36	0	0	0	0	0
Other countries	27,548	27,614	27,548	0	0	0	0
Argentina	1,129	1,121	1,129	0	0	0	0
United States	2,754	2,770	2,754	0	0	0	0
Mexico	2,378	2,378	2,378	0	0	0	0
Italy	115	115	115	0	0	0	0
Spain	2,411	2,411	2,411	0	0	0	0
Korea	1,385	1,385	1,385	0	0	0	0
Chile	8,211	8,204	8,211	0	0	0	0
Paraguay	1,530	1,602	1,530	0	0	0	0
Uruguay	652	656	652	0	0	0	0
Colombia	6,065	6,054	6,065	0	0	0	0
France	891	891	891	0	0	0	0
Germany	22	22	22	0	0	0	0
Other	5	5	5	0	0	0	0
Corporate securities	87,206	82,438	82,301	3,908	2,937	4,957	1,968
Rural product note	4,003	3,855	3,848	0	0	326	155
Securitized real estate loans	10,926	10,419	10,436	55	55	793	435
Bank deposit certificate	2,145	2,145	2,145	0	0	0	0
Debentures	30,950	27,306	27,068	3,323	2,557	3,563	1,325
Eurobonds and other	6,895	6,950	6,895	0	0	0	0
Financial bills	19,724	19,724	19,724	0	0	0	0
Promissory notes	1,490	1,465	1,463	15	15	24	12
Others	11,073	10,574	10,722	515	310	251	41

Total	419,252	412,507	413,976	4,140	3,111	5,875	2,165

	12/31/2017
	Fair Value	Stage 1		Stage 2		Stage 3
		Cost	Fair Value	Cost	Fair Value	Cost	Fair Value
Investment funds	3,513	3,351	3,345	—	—	784	168
Government securities	326,227	324,585	326,031	261	196	—	—
Brazilian government	297,325	295,671	297,129	261	196	—	—
Other countries	28,902	28,914	28,902	—	—	—	—
Argentina	1,466	1,446	1,466	—	—	—	—
United States	1,666	1,684	1,666	—	—	—	—
Mexico	564	564	564	—	—	—	—
Denmark	1,951	1,951	1,951	—	—	—	—
Spain	2,937	2,937	2,937	—	—	—	—
Korea	1,944	1,944	1,944	—	—	—	—
Chile	9,761	9,765	9,761	—	—	—	—
Paraguay	1,807	1,922	1,807	—	—	—	—
Uruguay	828	824	828	—	—	—	—
Colombia	5,945	5,844	5,945	—	—	—	—
Other	33	33	33	—	—	—	—
Corporate securities	79,344	75,240	75,486	1,510	1,109	7,857	2,749
Rural product note	2,739	2,518	2,511	—	—	381	228
Securitized real estate loans	13,577	12,492	12,501	64	59	3,062	1,017
Bank deposit certificate	1,150	1,150	1,150	—	—	—	—
Debentures	23,758	21,584	21,569	1,255	969	3,892	1,220
Eurobonds and other	6,192	6,195	6,192	—	—	—	—
Financial bills	21,230	21,230	21,230	—	—	—	—
Promissory notes	3,614	3,597	3,596	—	—	40	18
Others	7,084	6,474	6,737	191	81	482	266

Total	409,084	403,176	404,862	1,771	1,305	8,641	2,917

Other Financial Assets - Internal Classification by Level of Risk

	12/31/2018
	Financial Assets - At Amortized Cost
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss at fair value (*)	Financial Assets Fair Value Through Other Comprehensive Income	Total
Lower risk	306,556	103,157	284,896	49,323	743,932
Satisfactory	0	3,645	1,340	0	4,985
Higher risk	0	3,593	410	0	4,003

Total	306,556	110,395	286,646	49,323	752,920

%	40.6	14.7	38.1	6.6	100.0

(*)	Includes Derivatives in the amount of R$ 23,466 at 12/31/2018.

	12/31/2017
	Financial Assets - At Amortized Cost
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss at fair value (*)	Financial Assets Fair Value Through Other Comprehensive Income	Total
Lower risk	273,747	104,610	271,859	52,149	702,365
Satisfactory	—	338	1,278	—	1,616
Higher Risk	—	1,294	399	—	1,693

Total	273,747	106,242	273,536	52,149	705,674

%	38.7	15.1	38.8	7.4	100.0

(*)	Includes Derivatives in the amount of R$ 22,843 at 12/31/2017.

1.4.3	Collateral held for loan and lease operations portfolio

	12/31/2018				12/31/2017
	Over-collateralized assets		Under-collateralized assets		Over-collateralized assets		Under-collateralized assets
	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral
Individuals	57,842	145,775	1,054	993	52,608	132,007	1,079	1,028
Personal (1)	643	1,949	753	711	370	1,398	901	864
Vehicles (2)	15,173	35,266	298	280	13,618	34,368	177	163
Mortgage loans (3)	42,026	108,560	3	2	38,620	96,241	1	1

Small, medium businesses and corporate (4)	112,508	293,724	13,870	10,267	115,731	339,892	11,032	8,537

Foreign loans - Latin America (4)	117,094	246,462	11,242	3,758	105,425	175,476	10,262	3,598

Total	287,444	685,961	26,166	15,018	273,764	647,375	22,373	13,163

(1)	In general requires financial collaterals.
(2)	Vehicles themselves are pledged as collateral, as well as assets leased in lease operations.
(3)	Properties themselves are pledged as collateral.
(4)	Any collateral set forth in the credit policy of ITAÚ UNIBANCO HOLDING (chattel mortgage, surety/joint debtor, mortgage and others).

Of total credit and finance lease operations, R$ 222,481 (R$ 201,582 at 12/31/2017) represented unsecured loans.

1.4.4 Repossessed assets

Assets received from the foreclosure of loans, including real estate, are initially recorded at the lower of: (i) the fair value of the asset less the estimated selling expenses, or (ii) the carrying amount of the loan.

Further impairment of assets is recorded as a provision, with a corresponding charge to income. The maintenance costs of these assets are expensed as incurred.

The policy for sales of these assets (assets not for use) includes periodic auctions that are announced in advance and considers that the assets cannot be held for more than one year as stipulated by the BACEN.

Total assets repossessed in the period was R$ 657 (R$ 701 from 01/01 to 12/31/2017), mainly composed of real estate.

2. Market risk

Possibility of incurring financial losses arising from the changes in the market value of positions held by a financial institution, including the risks of transactions subject to foreign exchange variation, interest rates, share prices, price indexes and commodity prices.

ITAÚ UNIBANCO HOLDING’s market risk management strategy is aimed at balancing corporate business goals, taking into account, among other things: political, economic and market conditions; portfolio profile of ITAÚ UNIBANCO HOLDING and expertise within the group to support operations in specific markets.

The market risk is controlled by an area independent from the business areas, which is responsible for the daily activities of: (i) risk measurement and assessment, (ii) monitoring of stress scenarios, limits and warnings, (iii) application, analysis and tests of stress scenarios, (iv) risk reporting for individuals responsible within the business areas, in compliance with governance of ITAÚ UNIBANCO HOLDING, (v) monitoring of actions required for adjustment of positions and/or risk levels to make them feasible, and (vi) support to the launch of new financial products with security.

The National Monetary Council (CMN) has regulations that establish the segregation of exposure to market risk at least in the following categories: interest rate, exchange rate, shares and commodities. Brazilian inflation indexes are treated as a group of risk indicators and receive the same treatment given to other risk indicators.

The structure of limits and warnings is in line with the Board of Directors’ guidelines, and it is reviewed and approved on an annual basis. This structure has specific limits aiming at improving the risk monitoring and understanding process, and at avoiding concentration. These limits are quantified by assessing the forecasted results of the balance sheet, size of stockholders’ equity, liquidity, market complexity and volatility, as well as the institution’s appetite for risk of ITAÚ UNIBANCO HOLDING.

In order to set up operations within the defined limits, ITAÚ UNIBANCO HOLDING hedges transactions with clients and proprietary positions, including its foreign investments. Derivatives are commonly used for these hedging activities, and can be characterized as accounting or economic hedge, both governed by the institutional polices of ITAÚ UNIBANCO HOLDING.

The market risk structure categorizes transactions as part of either the banking portfolio or the trading portfolio, in accordance with general criteria established by CMN Resolution nº. 4,557, of February 2017, 23, and BACEN Circular nº. 3,354, of June 2007, 27. The trading portfolio consists of all transactions involving financial instruments and goods, including derivatives, which are carried out with the intention of trading. The banking portfolio is basically characterized by transactions from the banking business, and transactions related to the management of the balance sheet of the institution. It has the no-intention of resale and medium and long term time horizons as general guidelines.

Market risk management is conducted based on the following metrics:

•	Value at risk (VaR): statistical measure that estimates the expected maximum potential economic loss under normal market conditions, considering a certain time horizon and confidence level;

•

Losses in stress scenarios: simulation technique to assess the behavior of assets, liabilities and derivatives of a portfolio when several risk factors are taken to extreme market situations (based on prospective and historical scenarios);

•	Stop loss: metrics which purpose is to review positions, should losses accumulated in a certain period reach a certain amount;

•	Concentration: cumulative exposure of a certain financial instrument or risk factor, calculated at market value (“MtM – Mark to Market”); and

•

Stressed VaR: statistical metric arising from VaR calculation, which purpose is to capture higher risk in simulations for the trading portfolio, considering returns that can be seen in historical scenarios of extreme volatility.

Management of interest rate risk in the Banking Book (IRRBB) is performed based on the following metrics:

•

ΔEVE: difference between the present value of sum of repricing flows instruments subject to IRRBB in a base scenario and present value of sum of repricing flows of these instruments in a scenario of shock in interest rates;

•

ΔNII: difference between the result of financial intermediation of instruments subject to IRRBB in a base scenario and the result of financial intermediation of these instruments in a scenario of shock in interest rates.

In addition to the aforementioned risk measures, sensitivity and loss control measures are also analyzed. They comprise:

•	Mismatching analysis (GAPS): accumulated exposure by risk factor of cash flows expressed at market value, allocated at the maturity dates;

•	Sensitivity (DV01- Delta Variation): impact on the market value of cash flows, when submitted to an one annual basis point increase in the current interest rates or index rate;

•	Sensitivity to several risk factors (Greeks): partial derivatives of an option portfolio in relation to the prices of underlying assets, implied volatilities, interest rates and time.

ITAÚ UNIBANCO HOLDING uses proprietary systems to measure the consolidated market risk. The processing of these systems occur, in an access-controlled environment, being highly available, which has data safekeeping and recovery processes, and counts on such an infrastructure to ensure the continuity of business in contingency (disaster recovery) situations.

The document that details the guidelines established by the internal policy on market risk management, that is not part of the financial statements, may be viewed on the website www.itau.com.br/investor-relations, in the section Corporate Governance/Rules and Policies / Public Access Report – Market Risk. For a detailed view of Market Risk and Interest Rate Risk in the Banking Portfolio, see chapter Market Risk of the Publication on Risk and Capital Management - Pillar 3.

2.1 VaR - Consolidated ITAÚ UNIBANCO HOLDING

Is calculated by Historical Simulation, i.e., the expected distribution for profit and loss (P&L’s - Profit and loss statement) of a portfolio over a time horizon that can be estimated based on the historical behavior of returns of market risk factors of this portfolio. VaR is calculated at a confidence level of 99%, historical period of 4 years (1000 business days) and a holding period of one day. In addition, in a conservative approach, VaR is calculated daily, being or not volatility-weighted, and the final VaR is the most restrictive value between both methodologies.

From January 1 to December 31, 2018, the average total VaR in Historical Simulation was R$ 399.3 or 0.26% of total stockholders’ equity (R$ 409.9 or 0.28% of total stockholders’ equity 01/01 to 12/31/2017).

(Reais million)
	VaR Total - Historical Simulation
	12/31/2018 (1)				12/31/2017 (1)
	Average	Minimum	Maximum	Var Total	Average	Minimum	Maximum	Var Total
Risk factor group
Interest rates	851.4	720.0	1,042.9	898.4	721.0	583.6	1,311.9	764.7
Currencies	24.7	12.7	45.2	37.3	20.4	6.5	50.2	11.9
Shares	39.2	23.6	58.5	50.1	45.4	38.5	54.9	46.4
Commodities	1.6	0.6	3.1	1.0	1.5	0.7	4.0	0.8
Effect of diversification				(605.3)				(451.5)

Total risk	399.3	294.7	603.6	381.5	409.9	304.8	874.0	372.3

(1)	VaR by Group of Risk Factors considers information from foreign units.

2.1.1 Interest rate risk

The table below shows the accounting position of financial assets and liabilities exposed to interest rate risk, distributed by maturity (remaining contractual terms). This table is not used directly to manage interest rate risks; it is mostly used to permit the assessment of mismatching between accounts and products associated thereto and to identify possible risk concentration.

	12/31/2018						12/31/2017
	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total
Financial assets	188,616	394,168	100,598	399,075	202,898	1,285,355	268,059	354,885	103,785	392,119	178,592	1,297,440
Central Bank compulsory deposits	88,549	0	0	0	0	88,549	94,047	—	—	—	—	94,047
At amortized cost
Interbank deposits	19,181	4,815	1,730	688	0	26,414	21,644	3,510	2,880	1,011	3	29,048
Securities purchased under agreements to resell	64,677	215,352	0	12	91	280,132	42,612	201,889	2	28	168	244,699
Securities	1,007	7,320	5,792	50,969	41,661	106,749	10,897	7,921	6,834	50,650	29,940	106,242
Loan and lease operations (1)	78,709	140,057	70,792	167,517	79,016	536,091	73,239	120,231	67,463	161,824	74,962	497,719
At fair value through other comprehensive income	1,915	4,743	4,026	21,649	16,990	49,323	1,088	2,476	6,102	23,415	19,068	52,149
At fair value through profit and loss
Securities	19,140	17,810	15,945	154,171	56,114	263,180	16,554	15,855	17,103	147,805	51,630	248,947
Derivatives	3,987	4,071	2,313	4,069	9,026	23,466	7,978	3,003	2,360	6,681	2,821	22,843
Financial liabilities	513,889	88,152	69,102	313,240	69,055	1,053,438	376,492	93,736	87,850	290,677	56,451	905,206
At amortized cost
Deposits	248,913	36,856	22,063	146,288	9,304	463,424	216,842	33,258	23,239	126,886	2,713	402,938
Securities sold under repurchase agreements	254,052	9,713	7,756	40,877	17,839	330,237	208,261	7,362	25,185	57,146	14,680	312,634
Interbank market debts	7,438	33,869	31,869	58,375	3,119	134,670	8,557	34,097	30,727	47,219	3,987	124,587
Institutional market debts	314	3,631	4,579	58,513	26,937	93,974	4,188	16,495	5,343	43,911	28,545	98,482
Capitalization plans	0	0	0	3,422	0	3,422	—	—	—	3,301	—	3,301
At fair value through profit and loss
Derivatives	3,168	4,070	2,815	5,672	11,794	27,519	7,596	2,491	3,325	11,109	2,225	26,746
Structured notes	4	13	20	93	62	192	11	22	22	319	91	465
Difference asset/ liability (2)	(325,273)	306,016	31,496	85,835	133,843	231,917	(108,433)	261,149	15,935	101,442	122,141	392,234
Cumulative difference	(325,273)	(19,257)	12,239	98,074	231,917	0	(108,433)	152,716	168,651	270,093	392,234
Ratio of cumulative difference to total interest-bearing assets	(25.3%)	(1.5%)	1.0%	7.6%	18.0%	0	(8.4%)	11.8%	13.0%	20.8%	30.2%

(1)	In the composition of balance there are operations designated at Fair Value Through Profit or Loss, in the amount of R$ 102 at 12/31/2017.
(2)	The difference arises from the mismatch between the maturities of all remunerated assets and liabilities, at the respective period-end date, considering the contractually agreed terms.

2.1.2 Currency risk

The table below shows the accounting exposure to currency risk of financial assets and liabilities and reflects ITAÚ UNIBANCO HOLDING’s currency risk management.

	12/31/2018
	Dollar	Chilean Peso	Other	Total
Net exposure of financial instruments	(38,190)	7,647	15,418	(15,125)

	12/31/2017
	Dollar	Chilean Peso	Other	Total
Net exposure of financial instruments	(15,910)	7,159	13,232	4,481

2.1.3 Share Price Risk

The exposure to share price risk is disclosed in Note 5, related to Financial Assets Through Profit or Loss – Securities, and Note 8, related to Financial Assets at Fair Value Through Other Comprehensive Income – Securities.

3. Liquidity risk

The institution’s possibility of not being able to efficiently meet its expected and unexpected obligations, both current and future, including those arising from the pledged guarantees, without affecting its daily operations and without incurring significant losses.

The control over liquidity risk is carried out by an area independent from the business area and that is responsible for establishing the reserve composition, estimating the cash flow and exposure to liquidity risk in different horizons of time, and for monitoring the minimum limits to absorb losses in stress scenarios for each country where ITAÚ UNIBANCO HOLDING operates. All activities are subject to verification by the independent validation, internal control and audit areas.

The liquidity management policies and respective limits are established based on prospective scenarios and top management’s guidelines. These scenarios are reviewed on a periodic basis, by analyzing the need for cash due to atypical market conditions or resulting from strategic decisions of ITAÚ UNIBANCO HOLDING.

The document Public Access Report - Liquidity Risk, that expresses the guidelines set forth by the internal policy on liquidity risk, that is not part of the financial statements, may be viewed on the website www.itau.com.br/investor-relations, in the section Itaú Unibanco, Corporate Governance, Rules and Policies.

ITAÚ UNIBANCO HOLDING conducts the control over and management of liquidity risk on a daily basis, through a governance approved in superior committees, which sets forth, among other activities, the adoption of liquidity minimum limits, sufficient to absorb possible cash losses in stress scenarios, measured through internal and regulatory methodologies.

Additionally the following items for monitoring and supporting decisions are periodically prepared and submitted to top management:

•	Different scenarios projected for changes in liquidity;

•	Contingency plans for crisis situations;

•	Reports and charts that describe the risk positions;

•	Assessment of funding costs and alternative sources of funding;

•	Monitoring of changes in funding through a constant control over sources of funding, considering the type of investor and maturities, among other factors.

3.1 Primary sources of funding

ITAÚ UNIBANCO HOLDING has different sources of funding, of which a significant portion is from the retail segment. Of total clients’ funds, 39.2% or R$ 253.0 billion, are immediately available to the client. However, the historical behavior of the accumulated balance of the two largest items in this group – demand and savings deposits - is relatively consistent with the balances increasing over time and inflows exceeding outflows for monthly average amounts.

	12/31/2018			12/31/2017
Funding from clients	0-30 days	Total	%	0-30 days	Total	%
Deposits	248,913	463,424	0	216,842	402,938
Demand deposits	72,581	72,581	11.2	68,973	68,973	11.1
Savings deposits	136,865	136,865	21.2	119,980	119,980	19.3
Time deposits	37,784	251,300	38.9	27,798	211,800	34.0
Other	1,683	2,678	0.4	91	2,185	0.4
Funds from acceptances and issuance of securities (1)	2,285	111,566	17.3	6,820	107,581	17.3
Funds from own issue (2)	1,831	21,417	3.3	2,570	58,837	9.5
Subordinated debt	2	49,313	7.6	1,315	52,696	8.5
Total	253,031	645,720	100.0	227,547	622,052	100.0

(1)

Includes mortgage notes, real estate credit bills, agribusiness, financial and structured operations certificates recorded in interbank market and debts and liabilities for issuance of debentures and foreign borrowing and securities recorded in funds from institutional markets.

(2)	Refer to deposits received under securities repurchase agreements with securities from own issue.

3.2 Control over liquidity

ITAÚ UNIBANCO HOLDING manages its liquidity reserves based on estimates of funds that will be available for investment, considering the continuity of business in normal conditions.

During the period of 2018, ITAÚ UNIBANCO HOLDING maintained appropriate levels of liquidity in Brazil and abroad. Liquid assets (cash and deposits on demand, securities purchased under agreements to resell - funded position and government securities – available, detailed in the table Undiscounted future flows – Financial assets) totaled R$ 158.6 billion and accounted for 62.7% of the short term redeemable obligations, 24.6% of total funding, and 15.8% of total assets.

The table below shows the indicators used by ITAÚ UNIBANCO HOLDING in the management of liquidity risk:

Liquidity indicators	12/31/2018%	12/31/2017%
Net assets (1) / funds within 30 days (2)	62.7	72.2
Net assets (1) / total funds (3)	24.6	26.4
Net assets (1) / total financial assets (4)	15.8	17.6

(1)

Net assets: Cash and deposits on demand, Securities purchased under agreements to resell – Funded position and Government securities - available. Detailed in the table Undiscounted future flows – Financial assets.

(2)	Table Funding from clients (Total Funding from clients 0-30 days).
(3)	Table funding from clients (Total funding from clients).
(4)	Detailed in the table Undiscounted future flows – Financial assets, total present value regards R$ 1,001,240 (R$ 933,686 at 12/31/2017).

Assets and liabilities according to their remaining contractual maturities, considering their undiscounted flows, are presented below:

Undiscounted future flows, except for derivatives which are fair value	12/31/2018					12/31/2017
Financial assets (1)	0 - 30 days	31 - 365 days	366 - 720 days	Over 720 days	Total	0 - 30 days	31 - 365 days	366 - 720 days	Over 720 days	Total
Cash and deposits on demand	37,159	0	0	0	37,159	18,749	—	—	—	18,749

Interbank investments	115,278	182,606	468	322	298,674	93,218	173,663	673	508	268,062
Securities purchased under agreements to resell – Funded position (2)	45,335	0	0	0	45,335	38,833	—	—	—	38,833
Securities purchased under agreements to resell – Financed position	50,741	175,857	0	10	226,608	31,238	167,061	—	—	198,299
Interbank deposits (4)	19,202	6,749	468	312	26,731	23,147	6,602	673	508	30,930

Securities	82,144	17,255	17,853	98,531	215,783	110,667	24,960	16,717	76,923	229,267
Government securities - available	72,026	292	292	5,315	77,925	103,447	152	232	5,052	108,883
Government securities – subject to repurchase commitments	52	6,321	12,671	32,811	51,855	203	15,677	9,107	19,270	44,257
Private securities - available	10,066	9,406	4,185	49,003	72,660	7,007	8,577	5,541	45,885	67,010
Private securities – subject to repurchase commitments	0	1,236	705	11,402	13,343	10	554	1,837	6,716	9,117

Derivative financial instruments	3,987	6,384	4,069	9,026	23,466	7,978	5,363	2,756	6,746	22,843
Net position	3,987	6,384	4,069	9,026	23,466	7,978	5,363	2,756	6,746	22,843
Swaps	705	1,132	2,881	8,331	13,049	189	1,258	1,661	6,082	9,190
Option	1,167	1,890	975	183	4,215	430	1,748	865	294	3,337
Forward (onshore)	893	942	0	0	1,835	6,529	382	—	—	6,911
Other derivative financial instruments	1,222	2,420	213	512	4,367	830	1,975	230	370	3,405
Loan and lease operations portfolio (3)	68,829	166,503	88,138	241,919	565,389	57,505	152,660	71,107	201,881	483,153

Total financial assets	307,397	372,748	110,528	349,798	1,140,471	288,117	356,646	91,253	286,058	1,022,074

(1)

The assets portfolio does not take into consideration the balance of compulsory deposits in Central Bank, amounting to R$ 94,148 (R$ 98,837 at 12/31/2017), which release of funds is linked to the maturity of the liability portfolios. The amounts of PGBL and VGBL are not considered in the assets portfolio because they are covered in Note 26.

(2)	Net of R$ 5,120 (R$ 3,664 at 12/31/2017) which securities are restricted to guarantee transactions at B3 S.A. - Brasil, Bolsa, Balcão and the BACEN.
(3)	Net of payment to merchants of R$ 60,504 (R$ 53,687 at 12/31/2017) and the amount of liabilities from transactions related to credit assignments R$ 3,993 (R$ 4,931 at 12/31/2017).
(4)	Includes R$ 15,886 (R$ 6,689 at 12/31/2017) related to Compulsory Deposits with Central Banks of other countries.

Undiscounted future flows, except for derivatives which are fair value	12/31/2018					12/31/2017
Financial liabilities	0 – 30 days	31 – 365 days	366 – 720 days	Over 720 days	Total	0 – 30 days	31 – 365 days	366 – 720 days	Over 720 days	Total
Deposits	246,729	62,909	16,674	191,131	517,443	222,782	61,672	16,500	152,961	453,915
Demand deposits	72,581	0	0	0	72,581	68,973	—	—	—	68,973
Savings deposits	136,865	0	0	0	136,865	119,980	—	—	—	119,980
Time deposit	35,450	62,185	16,647	190,984	305,266	33,114	60,272	16,445	152,903	262,734
Interbank deposits	1,830	724	27	147	2,728	712	1,400	55	58	2,225
Other deposits	3	0	0	0	3	3	—	—	—	3

Compulsory deposits	(39,116)	(15,228)	(3,831)	(35,973)	(94,148)	(40,538)	(18,197)	(4,644)	(35,458)	(98,837)
Demand deposits	(5,600)	0	0	0	(5,600)	(4,790)	—	—	—	(4,790)
Savings deposits	(24,695)	0	0	0	(24,695)	(26,008)	—	—	—	(26,008)
Time deposit	(8,821)	(15,228)	(3,831)	(35,973)	(63,853)	(9,740)	(18,197)	(4,644)	(35,458)	(68,039)

Securities sold under repurchase agreements (1)	275,395	16,557	10,933	42,349	345,234	232,970	35,234	30,404	39,444	338,052
Government securities	232,776	2,856	7,353	38,752	281,737	202,545	3,197	8,260	27,680	241,682
Private securities	10,910	13,701	3,580	3,597	31,788	8,020	31,348	22,144	11,764	73,276
Foreign	31,709	0	0	0	31,709	22,405	689	—	—	23,094

Funds from acceptances and issuance of securities (2)	2,189	32,950	39,077	53,626	127,842	7,093	43,463	21,325	52,837	124,718

Borrowing and onlending (3)	6,304	45,668	11,541	11,840	75,353	3,975	37,132	9,839	19,807	70,753

Subordinated debt (4)	154	2,658	6,264	52,453	61,529	1,061	13,402	2,054	49,454	65,971

Derivative financial instruments	3,168	6,885	5,672	11,794	27,519	7,596	5,816	4,877	8,457	26,746
Net position	3,168	6,885	5,672	11,794	27,519	7,596	5,816	4,877	8,457	26,746
Swaps	923	3,002	4,687	10,742	19,354	65	2,364	3,747	7,516	13,692
Option	883	1,935	823	288	3,929	332	1,299	889	273	2,793
Forward (onshore)	470	0	0	0	470	6,272	—	—	—	6,272
Other derivative financial instruments	892	1,948	162	764	3,766	927	2,153	241	668	3,989

Total financial liabilities	494,823	152,399	86,330	327,220	1,060,772	434,939	178,522	80,355	287,502	981,318

(1)	Includes own and third parties’ portfolios.
(2)

Includes mortgage notes, real estate credit bills, agribusiness, financial bills and structured operations certificates recorded in interbank market funds and liabilities for issuance of debentures and foreign securities recorded in funds from institutional markets.

(3)	Recorded in funds from interbank markets.
(4)	Recorded in funds from institutional markets.

	12/31/2018					12/31/2017
Off balance sheet	0 – 30 days	31 – 365 days	366 – 720 days	Over 720 days	Total	0 – 30 days	31 – 365 days	366 – 720 days	Over 720 days	Total
Financial Guarantees	1,305	17,314	5,509	41,977	66,105	1,749	17,563	5,451	45,726	70,489
Commitments to be released	110,909	25,977	5,796	130,161	272,843	98,310	27,857	7,307	110,652	244,126
Letters of credit to be released	10,747	0	0	0	10,747	9,214	—	—	—	9,214
Contractual commitments - Fixed assets and Intangible (Notes 13 and 14)	0	405	273	0	678	—	432	460	273	1,165

Total	122,961	43,696	11,578	172,138	350,373	109,273	45,852	13,218	156,651	324,994

c)	Capital Management Governance

ITAÚ UNIBANCO HOLDING is subject to the requirements of BACEN, which determines minimum capital requirements, procedures to assess information on globally systemic important banks (G-SIB), fixed asset limits, loan limits, accounting practices and require banks to conform to the regulation based on the Basel Accord for capital adequacy purposes. Additionally, the CNSP and SUSEP issue regulations on capital requirements that impact our insurance operations, and private pension and capitalization plans.

The capital statements were prepared in accordance with BACEN’s regulatory requirements and with internationally accepted minimum requirements according to the Bank for International Settlements (BIS).

I -	Composition of capital

The Referential Equity (PR) used to monitor compliance with the operational limits imposed by BACEN is the sum of three items, namely:

•	Common Equity Tier I: the sum of capital, reserves and retained earnings, less deductions and prudential adjustments.

•	Additional Tier I Capital: consists of instruments of a perpetual nature, which meet eligibility requirements. Together with Common Equity Tier I it makes up Tier I.

•	Tier II: consists of subordinated debt instruments with defined maturity dates that meet eligibility requirements.

Composition of Referential Equity

	12/31/2018	12/31/2017
Stockholders’ equity attributable to controlling interests	131,757	126,924
Non-controlling interests	12,276	11,942
Change in interest in subsidiaries in a capital transaction	98	1,482
Consolidated Stockholders’ Equity (BACEN)	144,131	140,348

Common Equity Tier I Prudential Adjustments	(20,773)	(17,952)
Common Equity Tier I	123,358	122,396

Instruments Eligible to Comprise Additional Tier I	7,701	—
Additional Tier I Prudential Adjustments	95	57
Additional Tier I Capital	7,796	57

Tier I (Common Equity Tier I + Additional Tier I Capital)	131,154	122,453

Instruments Eligible to Comprise Tier II	15,778	19,723
Tier II Prudential Adjustments	96	76
Tier II	15,874	19,799

Referential Equity (Tier I + Tier II)	147,028	142,252

The funds obtained through the issuance of subordinated debt securities are considered Tier II capital for the purpose of capital to risk-weighted assets ratio, as follows. According to current legislation, the accounting balance of subordinated debt as of December 2012 was used for the calculation of reference equity as of December 2018, considering instruments approved after the closing date to compose Tier II, totaling R$ 35,206.

Name of security / currency	Principal amount (original currency)	Issue	Maturity	Return p.a.	Account balance 12/31/2018
Subordinated financial bills - BRL
	2	2011	2019	109% to 109.7% of CDI	4
	1	2012	2019	110% of CDI	2
	12			11.96%	26
	101			IPCA + 4.7% to 6.3%	187
	1	2012	2020	111% of CDI	2
	20			IPCA + 6% to 6.17%	44
	6	2011	2021	109.25% to 110.5% of CDI	13
	2,307	2012	2022	IPCA + 5.15% to 5.83%	4,595
	20			IGPM + 4.63%	29
	2,470			Total	4,902

Subordinated euronotes - USD
	990	2010	2020	6.20%	3,881
	1,000	2010	2021	5.75%	3,987
	730	2011	2021	5.75% to 6.20%	2,839
	550	2012	2021	6.20%	2,131
	2,600	2012	2022	5.50% to 5.65%	10,256
	1,851	2012	2023	5.13%	7,209
	7,721			Total	30,303

Total					35,205

Perpetual subordinate notes / Supplementary Capital (AT1), issued on December 12, 2017 and March 19, 2018, were approved by BACEN, increasing by 0.97 p.p. the Tier I Capital index of ITAÚ UNIBANCO HOLDING.

II -	Capital Requirements in Place and In Progress

ITAÚ UNIBANCO HOLDING’s minimum capital requirements are expressed as ratios obtained from the ratio between available capital and the Risk-Weighted Assets (RWA).

Schedule for Basel III implementation

	As From January 1,
	2017	2018	2019 (1)
Common Equity Tier I	4.5%	4.5%	4.5%
Tier I	6.0%	6.0%	6.0%
Total Capital	9.25%	8.625%	8.0%
Additional Common Equity Tier I (ACP)	1.50%	2.375%	3.5%
Conservation	1.25%	1.875%	2.5%
Countercyclical(2)	0%	0%	0%
Systemic (3)	0.25%	0.5%	1.0%
Common Equity Tier I + ACP	6.0%	6.875%	8.0%
Total Capital + ACP	10.75%	11.0%	11.5%
Prudential Adjustments Deductions	80%	100%	100%

(1)	Requirements in force as from January 1, 2019.
(2)

ACP Countercyclical is triggered during the credit cycle expansion phase. Additionally, in the event of increase of countercyclical additional, the new percentage will be in effect only twelve months after it is announced.

(3)	The calculation of ACP Systemic associates the systemic importance, represented by the institution’s total exposure, to Gross Domestic Product (GDP).

III -	Risk-Weighted Assets (RWA)

For assessing the minimum capital requirements, the RWA must be calculated by adding the following risk exposures:

RWA = RWACPAD + RWAMINT + RWAOPAD

	12/31/2018	12/31/2017
Credit risk (RWACPAD)(1)	714,969	660,516
Market risk (RWAMINT)(2)	30,270	32,915
Operacional risk (RWAPOPAD)(3)	72,833	63,277

Total risk-weighted assets	818,072	756,708

(1)	Portion related to exposures to credit risk, calculated using the standardized approach;
(2)	Portion related to capital required for market risk, composed of the maximum between the internal model and 80% of the standardized model, regulated by BACEN Circulars 3,646 and 3,674;
(3)	Portion related to capital required for operational risk, calculated based on the standardized approach.

The tables below present the breakdown of credit, market and operational risk weighted assets, respectively.

a)	Credit Risk

Exposure Weighted by Credit Risk (RWACPAD)

	12/31/2018	12/31/2017
Exposure Weighted by Credit Risk (RWACPAD)	714,969	660,516

Marketable securities	40,276	45,629
Loan Operations - Retail	124,356	114,141
Loan Operations - Non-Retail	256,958	240,816
Joint Liabilities - Retail	140	172
Joint Liabilities - Non-Retail	43,288	45,405
Loan Commitments - Retail	33,871	31,058
Loan Commitments - Non-Retail	10,673	9,017
Derivatives – Future potential gain	4,193	5,457
Agency Transition	3,330	—
Other exposures	197,884	168,821

b)	Market Risk

	12/31/2018 (1)	12/31/2017
Market Risk Weighted Assets - Standard Aproach (RWAMPAD)	37,838	32,893
Operations subject to interest rate variations	30,286	31,076
Fixed rate denominated in reais	2,026	6,119
Foreign exchange coupons	19,633	17,153
Price index coupon	8,627	7,804
Operations subject to commodity price variation	389	361
Operations subject to stock price variation	362	239
Operations subject to risk exposures in gold, foreign currency and foreign exchange variation	6,801	1,217
Minimum Market Risk Weighted Assets - Standard Aproach (RWAMPAD) (1) (a)	30,270	26,314
Market Risk Weighted Assets calculated based on internal methodology (b)	22,871	32,915
Reduction of Market Risk Weighted Assets due to Internal Models Aproach	(7,568)	—
Market Risk Weighted Assets (RWAMINT) - maximum of (a) and (b)	30,270	32,915

(1)	Calculated based on internal models, with maximum saving possibility of 20% of the standard model.

At December 31, 2018, RWAMINT totaled R$ 30,270, which corresponds to 80% of RWAMPAD, higher than the capital calculated at internal models, which totaled R$ 22,871.

c)	Operational Risk

	12/31/2018	12/31/2017
Operational Risk-Weighted Assets (RWAOPAD)	72,833	63,277

Retail	12,822	11,870
Commercial	26,214	24,857
Corporate finance	2,697	2,663
Negotiation and sales	11,736	7,434
Payments and settlement	8,282	7,532
Financial agent services	4,343	3,893
Asset management	6,715	5,010
Retail brokerage	24	18

IV -	Capital Adequacy

The Board of Directors is the body responsible for approving the capital management institutional policy and guidelines for the capitalization level of ITAÚ UNIBANCO HOLDING. The Board is also responsible for the full approval of the ICAAP (Internal Capital Adequacy Assessment Process) report, which purpose is to assess the capital adequacy of ITAÚ UNIBANCO HOLDING.

The result of the last ICAAP – conducted for the base date December 2017 – indicated that ITAÚ UNIBANCO HOLDING has, in addition to capital to face all material risks, a significant capital surplus, thus assuring the institution’s equity soundness.

In order to ensure the soundness of ITAÚ UNIBANCO HOLDING and the availability of capital to support business growth, ITAÚ UNIBANCO HOLDING maintains PR levels above the minimum level required to face risks, as evidenced by the Common Equity, Tier I Capital and Basel ratios.

The Basel Ratio reached 18% on December 31, 2018, with a reduction of 0.8 percentage points in relation to December 31, 2017, mainly due to the payment of additional dividends related to the 2017 net income.

Additionally, ITAÚ UNIBANCO HOLDING has a surplus in relation to the minimum Referential Equity required in the amount of R$ 76,469 million, higher than the ACP of R$ 19,429 million, widely covered by the available capital.

	12/31/2018				12/31/2017
	Amount		Ratio		Amount		Ratio
	Required	Current	Required	Current	Required	Current	Required	Current
Common Equity Tier I	36,813	123,358	4.5%	15.1%	34,052	122,396	4.5%	16.2%
Additional Tier I Capital	0	7,796	0	0	—	57	—	—
Tier I (Common Equity Tier I + Additional Tier I Capital)	49,084	131,154	6.0%	16.0%	45,402	122,453	6.0%	16.2%
Tier II	0	15,874	0	0	—	19,799	—	—
Referential Equity (Tier I + Tier II)	70,559	147,028	8.625%	18.0%	69,995	142,252	9.25%	18.8%

Amount Required for Additional Common Equity Tier I (ACP)	19,429		2.375%		11,351		1.5%

The fixed assets ratio shows the commitment percentage of adjusted Referential Equity with adjusted permanent assets. ITAÚ UNIBANCO HOLDING falls within the maximum limit of 50% of adjusted RE, established by BACEN. At 12/31/2018 , fixed assets ratio reached 25.9%, showing a surplus of R$ 35,447 million.

Further details on Risk and Capital Management of ITAÚ UNIBANCO HOLDING and indicators of the Global Systemic Importance Index, which are not included in the financial statements, may be viewed on www.itau.com.br/relacoes-com-investidores “Reports”/ Pillar 3 and Global Systemically Important Banks.

V -	Stress testing

The stress test is a process of simulation of extreme economic and market conditions in the institution’s results and capital. The institution has conducted this test since 2010 aiming at assessing its solvency in plausible scenarios of a systemic crisis, as well as at identifying areas that are more susceptible to the impact of stress, and that can be subject to risk mitigation.

To perform the test, macroeconomic variables for each stress scenario are estimated by the economic research department. The scenarios are established considering their relevance to the bank’s result, and the probability of occurrence, and they are submitted to the approval of the Board of Directors on an annual basis.

Projections of macroeconomic variables (GDP, benchmark interest rate and inflation) and of the credit market (fundraising, loans, default rate, spread and fees) for these scenarios are generated based on exogenous shocks or by using models validated by an independent area.

These projections affect the budgeted result and balance sheet that then change the risk-weighted assets and capital and liquidity ratios.

The stress test is also an integral part of ICAAP, with the main purpose of assessing whether, even in severe adverse conditions, the institution would have appropriate capital levels, not impacting the development of its activities.

This information allows to identify potential factors of risks on businesses, supporting the Board of Directors’ strategic decisions, the budgetary process and discussions on credit granting policies, in addition to being used as input for risk appetite metrics.

Further details on Risk and Capital Management of ITAÚ UNIBANCO HOLDING and indicators of the Global Systemic Importance Index, which are not included in the financial statements, may be viewed on www.itau.com.br/investor-relations, section “Reports”/ Pillar 3 and Global Systemically Important Banks.

VI –	Leverage Ratio

The Leverage Ratio is defined as the rate between Capital Tier I and Total Exposure, calculated pursuant to BACEN Circular 3,748, of February 27, 2015. The purpose of this ratio is to be a simple measure of leverage not sensitive to risk, thus it does not consider weighting or mitigation factors. According to instructions provided by BACEN Circular Letter 3,706, of May 5, 2015, since October 2015, ITAÚ UNIBANCO HOLDING has sent the Leverage Ratio to BACEN, in accordance with Basel recommendations, and the basis was established as the ratio behavior observation period since its implementation in 2011 until 2017.

More information on the composition of the Leverage Ratio, which are not part of its financial statements, is available at www.itau.com.br/investors-relations, “Reports” / Pillar 3 and Global Systemically Important Banks.

d)	Management Risks of insurance and private pension

I – Management Structure, roles and responsibilities

In line with good national and international practices, ITAÚ UNIBANCO HOLDING has a risk management structure that ensures that the risks arising from insurance, pension plan and capitalization products are properly reported to the proper bodies. The management process of insurance, pension plan and capitalization risks is independent and focused on the specifics of each risk.

ITAÚ UNIBANCO HOLDING has specific committees to define the management of funds from the technical reserves for insurance and private pension, issue guidelines for managing these funds with the objective of achieving long term return, and define evaluation models, risk limits and strategies on allocation of funds to defined financial assets. Such committees are comprised not only of executives and those directly responsible for the business management process, but also for an equal number of professionals that head up or coordinate the commercial and financial areas.

II  – Risks of Insurance and Private Pension

ITAÚ UNIBANCO HOLDING offers its products to clients through bancassurance or direct distribution. Life, accident, credit life and multiple peril insurance products are mainly distributed by bancassurance operation.

Life insurance and pension plans are, in general, medium or long-lived products and the main risks involved in the business may be classified as biometric risk, financial and behaviorall.

•

Biometric risk relates to: i) more than expected increase in life expectancies for products with survivorship coverage (mostly pension plans); and ii) more than expected decrease in mortality rates for products with survivorship coverage (mostly life insurance).

•	Financial risk: is inherent in the underwriting risk of products that offer a financial guarantee pre-established in an agreement, and this risk is considered insurance risk

•	Behavioral risk relates to a more than expected increase in the rates of conversion into annuity income, resulting in increased payments of retirement benefits.

The estimated actuarial assumptions are based on the historical evaluation of ITAÚ UNIBANCO HOLDING, on benchmarks and the experience of the actuaries.

a)	Effect of changes on actuarial assumptions

To measure the effects of changes in the key actuarial assumptions, sensitivity tests were conducted in the amounts of current estimates of future liability cash flows. The sensitivity analysis considers a vision of the impacts caused by changes in assumptions, which could affect the income for the period and stockholders’ equity at the balance sheet date. This type of analysis is usually conducted under the ceteris paribus condition, in which the sensitivity of a system is measured when one variable of interest is changed and all the others remain unchanged. The results obtained are shown in the table below:

Sensitivity analysis	Impact in Results and Stockholders’ Equity (1)
	12/31/2018 (2)		12/31/2017
	Private Pension	Insurance	Private Pension	Insurance

Mortality Rates
5% increase	15	(1)	24	—
5% decrease	(16)	(1)	(25)	(1)

Risk-free Interest Rates
0.1% increase	30	8	26	5
0.1% decrease	(44)	(8)	(27)	(5)

Conversion in Income Rates
5% increase	(14)	0	(13)	—
5% decrease	14	0	13	—

Claims
5% increase	0	(37)	—	(36)
5% decrease	0	37	—	36

(1)	Amounts net of tax effects.
(2)	The amounts shown in the tables express the position at 12/31/2018, since the actuarial calculations are made semi-annually.
b)	Risk concentration

For ITAÚ UNIBANCO HOLDING, there is no product concentration in relation to insurance premiums, reducing the risk of product concentration and distribution channels.

At December 31, 2017, the production of DPVAT arises from interests that ITAÚ UNIBANCO HOLDING’s insurance companies hold in Seguradora Líder dos Consórcios de DPVAT.

	01/01 to 12/31/2018			01/01 to 12/31/2017			01/01 to 12/31/2016
	Insurance premiums	Retained premium	Retention (%)	Insurance premiums	Retained premium	Retention (%)	Insurance premiums	Retained premium	Retention (%)
Property and casualty
Mandatory personal injury caused by motor vehicle (DPVAT)	0	0	0.0	24	24	100.0	37	37	100.0
Extended warranty	0	0	0.0	—	—	0.0	112	112	100.0

Individuals
Group accident insurance	690	689	99.9	667	666	99.8	780	776	99.5
Individual accident	275	280	101.8	290	289	99.8	224	212	94.8
Credit life	881	879	99.8	623	621	99.7	570	570	100.0
Group life	934	937	100.3	1,001	990	98.9	1,278	1,234	96.5

III)	Market, credit and liquidity risk

a)	Market risk

Market risk is analyzed, in relation to insurance operations, based on the following metrics and sensitivity and loss control measures: Value at Risk (VaR), Losses in Stress Scenarios (Stress Test), Sensitivity (DV01- Delta Variation) and Concentration. In the table, the sensitivity analysis (DV01 – Delta Variation) is presented in relation to insurance operations that demonstrate the impact on the cash flows market value when submitted to a 1 annual basis point increase in the current interest rates or index rate and 1 percentage point in the share price and currency.

	12/31/2018		12/31/2017
Class	Account balance	DV01	Account balance	DV01
Government securities
NTN-C	5,096	(2.70)	4,936	(2.87)
NTN-B	6,091	(7.17)	5,343	(6.78)
LTN	0	0	279	(0.09)

Private securities
Indexed to IPCA	259	(0.06)	336	(0.10)
Indexed to PRE	10	0	31	—

Floating assets	4,085	0	5,132

Under agreements to resell	5,575	0	6,856
b)	Liquidity Risk

Liquidity risk is the risk that ITAÚ UNIBANCO HOLDING may have insufficient net funds available to honor its current obligations at a given moment. The liquidity risk is managed, for insurance operation, continuously based on the monitoring of payment flows related to its liabilities vis a vis the inflows generated by its operations and financial assets portfolio.

Financial assets are managed in order to optimize the risk-return ratio of investments, considering, on a careful basis, the characteristics of their liabilities. The risk integrated control considers the concentration limits by issuer and credit risk, sensitivities and market risk limits and control over asset liquidity risk. Thus, investments are concentrated in government and private securities with good credit quality in active and liquid markets, keeping a considerable amount invested in short-term assets, available on demand, to cover regular needs and any liquidity contingencies. Additionally, ITAÚ UNIBANCO HOLDING constantly monitors the solvency conditions of its insurance operations.

Liabilities	Assets	12/31/2018			12/31/2017
		Liabilities amounts (1)	Liabilities DU (2)	Assets DU (2)	Liabilities amounts (1)	Liabilities DU (2)	Assets DU (2)
Insurance operations	Backing asset
Unearned premiums	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	2,111	56.7	12.6	1,882	24.7	12.0
IBNR, PDR e PSL	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	927	48.0	18.5	985	20.4	18.3
Other provisions	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	562	99.2	32.3	565	70.6	26.2
Subtotal	Subtotal	3,600			3,432
Pension plan, VGBL and individual life operations
Related expenses	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	98	128.4	75.9	95	116.8	78.9
Unearned premiums	LFT, repurchase agreements, NTN-B, CDB and debentures	13	0	11.0	16	—	9.7
Unsettled claims	LFT, repurchase agreements, NTN-B, CDB and debentures	43	0	11.0	37	—	9.8
IBNR	LFT, repurchase agreements, NTN-B, CDB and debentures	25	15.4	11.0	28	17.0	9.7
Redemptions and Other Unsettled Amounts	LFT, repurchase agreements, NTN-B, CDB and debentures	310	0	11.0	275	—	9.8
Mathematical reserve for benefits granted	LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures	2,820	120.4	71.4	2,404	116.8	79.1
Mathematical reserve for benefits to be granted – PGBL/ VGBL	LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures (3)	187,908	182.0	28.2	169,149	197.2	38.9
Mathematical reserve for benefits to be granted – traditional	LFT, repurchase agreements, NTN-B, NTN-C, debentures	4,815	209.0	91.7	4,454	—	95.1
Other provisions	LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures	948	165.5	91.7	737	116.8	95.1
Financial surplus	LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures	607	208.8	91.5	605	116.8	95.0
Subtotal	Subtotal	197,587			177,800
Total technical reserves	Total backing assets	201,187			181,232

(1)	Gross amounts of Credit Rights, Escrow Deposits and Reinsurance.
(2)	DU = Duration in months.
(3)	Excluding PGBL / VGBL reserves allocated in variable income.
c)	Credit Risk

I -	Reinsurers

Reinsurance operations are controlled through an internal policy, in compliance with the provisions of regulatory authority of reinsurers with which ITAÚ UNIBANCO HOLDING operates.

We present below the division of risks granted by the ITAÚ UNIBANCO HOLDING’s insurance companies to reinsurance companies:

–	Insurance Operations: reinsurance premiums operations are basically represented by: IRB Brasil Resseguros with 78.13% (45.07% at 12/31/2017) and Munich Re do Brasil with 5.08% (53.80% at 12/31/2017).

–

Social Security Operations: related to reinsurance premiums are entirely represented by Austral with 40%, General Reinsurance 30% and IRB Brasil Resseguros with 30%. At 12/31/2017 reinsurance premiums were entirely represented by Munich Re do Brasil with 70% and General Reinsurance AG with 30%.

II –	Premiums Receivable

ITAÚ UNIBANCO HOLDING considers the credit risk arising from past-due premiums immaterial, since cases with coverage payment in default may be canceled, pursuant to Brazilian regulation.

III –	Risk level of financial assets

The table below shows insurance financial assets, individually evaluated, classified by rating:

	12/31/2018
	Financial Assets at Amortized Cost
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss (*)	Total

Lower risk	8,247	28,969	179,771	216,987
Satisfactory	0	0	2	2
Higher Risk	0	0	0	0

Total	8,247	28,969	179,773	216,989

%	3.8	13.3	82.9	100.0

(*)	Includes Derivatives in the amount of R$ 449 million.

	12/31/2017
	Financial Assets at Amortized Cost
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss (*)	Total

Lower risk	7,558	27,719	168,006	203,283
Satisfactory	—	—	4	4
Higher Risk	—	—	25	25

Total	7,558	27,719	168,035	203,312

%	3.5	13.9	82.6	100.0

(*)	Includes Derivatives in the amount of R$ 194 million.